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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-22250

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                                PIMCO ETF Trust
              (Exact name of registrant as specified in charter)

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               650 Newport Center Drive, Newport Beach, CA 92660
              (Address of principal executive offices) (Zip code)

                                Trent W. Walker
             Treasurer (Principal Financial & Accounting Officer)
                                PIMCO ETF Trust
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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                                  Copies to:

                                Brendan C. Fox
                                  Dechert LLP
                              1900 K Street, N.W.
                            Washington, D.C. 20006

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      Registrant's telephone number, including area code: (888) 400-4383

                       Date of fiscal year end: June 30

            Date of reporting period: July 1, 2015 to June 30, 2016

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22250
Reporting Period: 07/01/2015 - 06/30/2016
PIMCO ETF Trust









=============== PIMCO 0-5 Year High Yield Corporate Bond Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO 25+ Year Zero Coupon U.S. Treasury Index  ================
===============              Exchange-Traded Fund               ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Australia Bond Index Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=============== PIMCO Broad U.S. TIPS Index Exchange-Traded Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Build America Bond Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================= PIMCO Canada Bond Index Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Diversified Income Active Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============== PIMCO Enhanced Short Maturity Exchange-Traded Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Foreign Currency Strategy Active Exchange-Traded Fund ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Germany Bond Index Exchange-Traded Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



=========== PIMCO Global Advantage(R) Inflation-Linked Bond Active  ============
===========                  Exchange-Traded Fund                   ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ PIMCO Intermediate Municipal Bond Exchange-Traded Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========= PIMCO Investment Grade Corporate Bond Index Exchange-Traded  =========
=========                             Fund                             =========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Low Duration Active Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============= PIMCO Short Term Municipal Bond Exchange-Traded Fund =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



================ PIMCO Total Return Active Exchange-Traded Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2016